UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page



Report for the Calendar year or Quarter Ended December 31, 2012

Check here if Amendment:	|_|;	Amendment Number: __

This Amendment:			|_| is a reinstatement
				|_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Meditor Group Ltd

Address:	79 Front Street
		Hamilton
		HM12, Bermuda

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on Behalf of Reporting Manager

Name:	Peter Gracey
Title:	Director
Phone:	0014412965946


Signature, Place and Date of Signing:

/s/ P.Gracey		Hamilton, Bermuda	January 31, 2013
--------------------	--------------------	--------------------
[Signature]		[City, State]		[Date]


Report Type: (Check only one):

[X]	13F HOLDINGS REPORT.

[_]	13F NOTICE.

[_]	13F COMBINATION REPORT.


EDGAR


FORM 13F SUMMARY

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total:	$632,986
					(thousands)


Lists of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE


							   VALUE  SHARES/   SH/ PUT/ INVSTMT   OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP	  (x$1000)PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE      SHARED   NONE
------------------------------	--------------	--------- ------- -------   --- ---- ------- ---------- --------- ------- ----

ALKERMES PLC			SHS		G01767105 10556   570000    SH	     SOLE		570000	  0 	  0
ANADARKO PETROLEUM CORP		COM		032511107 4445    59820     SH	     SOLE		59820     0       0
AMERICAN AXLE & MFG HOLDINGS 	COM		024061103 2430    216920    SH	     SOLE		216920    0       0
BANK OF AMERICA CORP		COM		060505104 5225	  450000    SH	     SOLE	        450000    0       0
BLUCORA INC			COM		095229100 4399    280000    SH	     SOLE		280000	  0	  0
BIOMARIN PHARMACEUTICAL INC	COM		09061G101 7380    150000    SH	     SOLE		150000    0 	  0
BLACKSTONE GROUP LP/THE		LTD		09253U108 10134   650000    SH	     SOLE		650000    0	  0
CF INDUSTRIES HOLDINGS INC	COM		125269100 3169    15600     SH	     SOLE	        15600 	  0	  0
DELTA AIR LINES INC		COM		247361702 5460	  460000    SH	     SOLE		460000    0	  0
ENDOCYTE INC			COM		29269A102 1796	  200000    SH	     SOLE		200000	  0 	  0
ELAN CORP PLC -SPONS ADR	ADR		284131208 4850    475000    SH	     SOLE		475000    0	  0
EXELIXIS INC			COM		30161Q104 54840   12000000  SH	     SOLE		12000000  0       0
GEO GROUP INC/THE	 	COM		36159R103 4232    150070    SH	     SOLE		150070    0 	  0
GOOGLE INC-CL A			CL A		38259P508 60905   86100     SH	     SOLE		86100	  0       0
GOLDMAN SACHS GROUP INC		COM		38141G104 3763    29500     SH	     SOLE		29500     0       0
HALLIBURTON CO			COM		406216101 3955    114000    SH	     SOLE		114000	  0       0
HEWLETT-PACKARD CO		COM		428236103 60255	  4228423   SH 	     SOLE		4228423	  0       0
ISIS PHARMACEUTICALS INC	COM		464330109 13572	  1300000   SH	     SOLE		1300000	  0	  0
MERCK & CO. INC.		COM		58933Y105 60043   1466600   SH	     SOLE		1466600	  0	  0
MICROSOFT CORP			COM		594918104 12019   450000    SH	     SOLE		450000    0	  0
MICRON TECHNOLOGY INC		COM		595112103 2536    400000    SH	     SOLE		400000    0       0
NASDAQ OMX GROUP/THE		COM		631103108 1869    74793	    SH	     SOLE		74793     0	  0
NEXEN INC			COM		65334H102 23135   859190    SH	     SOLE		859190	  0	  0
ONYX PHARMACEUTICALS INC	COM		683399109 81882   1084103   SH	     SOLE		1084103   0       0
OPTIMER PHARMACEUTICALS INC	COM		68401H104 8598    950000    SH	     SOLE		950000    0       0
PACIFIC DRILLING SA		SHS		L7257P106 2266	  240000    SH	     SOLE		240000	  0	  0
PFIZER INC			COM		717081103 37009	  1475699   SH	     SOLE		1475699   0	  0
RIGEL PHARMACEUTICALS INC	COM		766559603 5363	  825000    SH	     SOLE	        825000	  0	  0
SHIRE PLC-ADR			ADR		82481R106 6453	  70000	    SH	     SOLE	        70000	  0	  0
SIGNET JEWELERS LTD	        SHS		G81276100 2616	  48982	    SH	     SOLE		48982	  0	  0
SEQUENOM INC		        COM	        817337405 14701	  3121300   SH	     SOLE		3121300   0	  0
TERADYNE INC			COM		880770102 3378	  200000    SH	     SOLE		200000	  0	  0
DOMTAR CORP			COM		257559203 14616	  175000    SH	     SOLE	        175000    0	  0
VALE SA-SP ADR			ADR		91912E105 3773	  180000    SH	     SOLE	        180000	  0	  0
VISTEON CORP	      	  	COM		92839U206 15608	  290000    SH	     SOLE		290000	  0	  0
VIVUS INC			COM		928551100 56462	  4207296   SH	     SOLE		4207296	  0	  0
YANDEX NV-A			CL A		N97284108 6289    291949    SH       SOLE               291949    0       0
WPX ENERGY INC			COM		98212B103 13007	  874151    SH	     SOLE		874151    0	  0








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